INCOME TAXES - Schedule of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%	26.00%
International operations subject to different tax rates	(56.00%)	(15.00%)	(12.00%)
Non-controlling interests in income of flow-through entities	(35.00%)	(19.00%)	(9.00%)
Change in tax rates applicable to temporary differences in other jurisdictions	(19.00%)	0.00%	14.00%
Tax expense uncorrelated with accounting income	(19.00%)	(8.00%)	0.00%
Other	(4.00%)	(1.00%)	(1.00%)
Effective income tax rate	(107.00%)	(17.00%)	18.00%